ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES	ACCOUNTING CHANGES
Changes in Accounting Policies for 2025
Income Taxes
In December 2023, the FASB issued new guidance to enhance the transparency and usefulness of income tax disclosures through improvements to the rate reconciliation and income taxes paid information. The new guidance requires entities to disclose specific categories in the rate reconciliation and sets specific disaggregation requirements for reconciling items that meet certain thresholds. Additionally, entities are required to disclose disaggregated information on income taxes paid, income from continuing operations before tax and income tax expense from continuing operations. This new guidance was effective for annual periods beginning January 1, 2025. The Company adopted the guidance on a retrospective basis. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations. Refer to Note 18, Income taxes, for additional information and the effects of the new guidance.
Future Accounting Changes
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued new guidance requiring additional disclosure on the nature of expenses included in the income statement. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new guidance is effective for annual periods beginning January 1, 2027 and interim periods beginning January 1, 2028. Early adoption is permitted. The guidance is applied prospectively with retrospective application permitted. The Company is currently assessing the impact of the standard on the Company's consolidated financial statements.
Internal-Use Software
In September 2025, the FASB issued updated guidance for accounting for internal-use software costs. The updated guidance removes references to project development stages and outlines revised guidance for when capitalization begins for internal-use software costs. The guidance is effective for annual and interim periods beginning January 1, 2028. Early adoption is permitted as of the beginning of an annual reporting period. The guidance can be applied prospectively, retrospectively, or with a modified transition approach. The Company is currently assessing the impact of the standard on the Company's consolidated financial statements.
Hedge Accounting Improvements
In November 2025, the FASB issued new guidance to further align hedge accounting with the economics of an entity's risk management activities. The amendments are intended to allow entities to achieve and maintain hedge accounting for highly effective hedges of forecasted transactions. The new guidance is effective for interim and annual reporting periods beginning January 1, 2027. Early adoption is permitted. The guidance is applied on a prospective basis for all hedging relationships that exist at the date of adoption. The Company is currently assessing the impact of the standard on the Company's consolidated financial statements.
Government Grants
In December 2025, the FASB established authoritative guidance on the recognition, measurement and presentation requirements for government grants received. The new guidance is effective for annual and interim periods beginning January 1, 2029. Early adoption is permitted. The guidance can be applied with a modified prospective, a modified retrospective, or a retrospective approach. The Company is currently assessing the impact of the standard on the Company's consolidated financial statements.